Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 120,223	$ 100,127
Accounts receivable, net of allowance for doubtful accounts of $14,891 and $8,025 at 2013 and 2012, respectively	91,967	94,102
Net investment in direct financing and sales-type leases	64,811	43,253
Trading containers	13,009	7,296
Containers held for sale	31,968	15,717
Prepaid expenses and other current assets	19,063	14,006
Deferred taxes	1,491	2,332
Due from affiliates, net		4,377
Total current assets	342,532	281,210
Restricted cash	63,160	54,945
Containers, net of accumulated depreciation of $562,456 and $490,930 at 2013 and 2012, respectively	3,233,131	2,916,673
Net investment in direct financing and sales-type leases	217,310	173,634
Fixed assets, net of accumulated depreciation of $8,286 and $9,189 at 2013 and 2012, respectively	1,635	1,621
Intangible assets, net of accumulated amortization of $31,188 and $26,963 at 2013 and 2012, respectively	29,157	33,383
Interest rate swaps and caps	1,831
Other assets	20,227	14,614
Total assets	3,908,983	3,476,080
Current liabilities:
Accounts payable	8,086	4,451
Accrued expenses	9,838	14,329
Container contracts payable	22,819	87,708
Deferred revenue and other liabilities	345	1,681
Due to owners, net	12,775	13,218
Bonds payable	161,307	131,500
Total current liabilities	215,170	252,887
Revolving credit facilities	860,476	549,911
Secured debt facilities	808,600	874,000
Bonds payable	836,901	706,291
Interest rate swaps and caps	3,994	10,819
Income tax payable	16,050	27,580
Deferred taxes	19,166	5,249
Other liabilities	3,132	3,210
Total liabilities	2,763,489	2,429,947
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 56,450,580 and 55,754,529 at 2013 and 2012, respectively	564	558
Additional paid-in capital	366,197	354,448
Accumulated other comprehensive income	69	114
Retained earnings	730,993	652,383
Total Textainer Group Holdings Limited shareholders' equity	1,097,823	1,007,503
Noncontrolling interests	47,671	38,630
Total equity	1,145,494	1,046,133
Total liabilities and equity	$ 3,908,983	$ 3,476,080